Plant and equipment	12 Months Ended
Dec. 31, 2018
Plant and Equipment [Abstract]
Plant and equipment
6.	Plant and equipment

	Furniture and equipment	Computer hardware and software	Vehicles	Leasehold Improvements	Production tooling and molds	Total

Cost:
At December 31, 2016	$44,209	$18,897	$173,213	$12,146	$-	$248,465
Additions	246,634	54,757	216,837	89,054	914,060	1,521,342
At December 31, 2017	290,843	73,654	390,050	101,200	914,060	1,769,807
Additions	203,644	59,749	-	283,141	3,635,888	4,180,422
Disposals	-	-	(2,001)	-	-	-
December 31, 2018	494,487	133,403	388,049	384,341	4,549,948	5,950,228

Amortization:
At December 31, 2016	7,112	2,514	11,666	1,904	-	23,196
Charge for the year	181,494	24,633	74,098	72,703	-	352,928
At December 31, 2017	188,606	27,147	85,764	74,607	-	376,124
Charge for the year	42,192	38,542	129,487	40,117	-	250,338
At December 31, 2018	230,798	65,689	215,251	114,724	-	626,462

Net book value:
At December 31, 2017	$102,237	$46,507	$304,286	$26,593	$914,060	$1,393,683
At December 31, 2018	$263,689	$67,714	$172,798	$269,617	$4,549,948	$5,323,766

On September 29, 2017, the Company entered into a manufacturing agreement with Chongqing Zongshen Automobile Co., Ltd. (“Zongshen”). Under the agreement, the Company agrees to reimburse Zongshen for the cost of prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million), which was payable on or before March 18, 2018, subject to a 10% holdback, and mass production tooling and molds estimated to be CNY ¥39.3 million ($7.8 million), which shall be payable 50% when Zongshen commences manufacturing the tooling and molds, 40% when Zongshen completes manufacturing the tooling and molds, and 10% upon delivery to the Company of the first production vehicle. At December 31, 2018, the Company had paid 90% of prototype tooling and molds and 36% of the mass production tooling and molds. Depreciation on the production tooling and molds is charged on a per unit produced basis and during the period no units had been produced using the production tooling and molds.

Under the agreement, the Company agreed that the minimum purchase commitments for units of the SOLO vehicle are to be as follows: starting in third quarter of 2019, 5,000 over a 12 month period; in 2020 over the next 12 month period, 20,000; and in 2021 over the next 12 month period, 50,000, and which shall be payable following issue of Company’s purchase orders as follows: 30% after Zongshen schedules production, and 70% after accepted vehicle delivery.

On October 16, 2017, the CEO of the Company (“Pledgor”) entered into a Share Pledge Agreement (“Share Pledge”) to guarantee the payment by the Company for the cost of the prototype tooling and molds estimated to be CNY ¥9.5 million ($1.8 million) to Zongshen through the pledge of 400,000 common shares of the Company. The Company approved its obligations under the Share Pledge and has agreed to reimburse the Pledgor on a one for one basis for any pledged shares realized by Zongshen.